Schedule of Interest Expense, Net (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Contract asset interest expense		$ (90)		$ (268)	$ (358)	$ (358)
Interest income	17	13	56	111
Interest income (expense), net	8	(142)	(1,995)	(256)	$ (468)	$ (195)
Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest expense	(9)	(43)	(2,051)	(77)
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest expense		$ (22)		$ (22)